Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 80.8%
Technology - 16.1%
Apple, Inc.	10,051	$3,666,605
Microsoft Corp.	10,051	2,045,479
International Business Machines Corp.	10,051	1,213,859
Intel Corp.	10,051	601,351
Total Technology		7,527,294
Consumer, Non-cyclical - 15.2%
UnitedHealth Group, Inc.	10,051	2,964,542
Johnson & Johnson	10,051	1,413,472
Procter & Gamble Co.	10,051	1,201,798
Merck & Company, Inc.	10,051	777,244
Coca-Cola Co.	10,051	449,079
Pfizer, Inc.	10,051	328,668
Total Consumer, Non-cyclical		7,134,803
Consumer, Cyclical - 14.9%
Home Depot, Inc.	10,051	2,517,876
McDonald's Corp.	10,051	1,854,108
Walmart, Inc.	10,051	1,203,909
NIKE, Inc. — Class B	10,051	985,500
Walgreens Boots Alliance, Inc.	10,051	426,062
Total Consumer, Cyclical		6,987,455
Financial - 14.9%
Goldman Sachs Group, Inc.	10,051	1,986,279
Visa, Inc. — Class A	10,051	1,941,552
Travelers Companies, Inc.	10,051	1,146,316
American Express Co.	10,051	956,855
JPMorgan Chase & Co.	10,051	945,397
Total Financial		6,976,399
Industrial - 11.3%
Boeing Co.	10,051	1,842,348
3M Co.	10,051	1,567,855
Caterpillar, Inc.	10,051	1,271,452
Raytheon Technologies Corp.	10,051	619,343
Total Industrial		5,300,998
Communications - 4.6%
Walt Disney Co.	10,051	1,120,787
Verizon Communications, Inc.	10,051	554,111
Cisco Systems, Inc.	10,051	468,779
Total Communications		2,143,677
Energy - 2.9%
Chevron Corp.	10,051	896,851
Exxon Mobil Corp.	10,051	449,481
Total Energy		1,346,332
Basic Materials - 0.9%
Dow, Inc.	10,051	409,679
Total Common Stocks
(Cost $32,329,103)		37,826,637

	Face Amount
U.S. TREASURY BILLS†† - 9.0%
U.S. Treasury Bills
0.14% due 09/17/20[1,2]	$2,000,000	1,999,372
0.15% due 07/23/20[2,3]	1,130,000	1,129,915
0.16% due 09/17/20[1,2]	800,000	799,749
0.12% due 09/17/20[1,2]	300,000	299,906
Total U.S. Treasury Bills
(Cost $4,228,913)		4,228,942

REPURCHASE AGREEMENTS††,4 - 5.9%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20[1]	1,541,765	1,541,765
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20[1]	638,515	638,515
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20[1]	600,204	600,204
Total Repurchase Agreements
(Cost $2,780,484)		2,780,484
Total Investments - 95.7%
(Cost $39,338,500)		$44,836,063
Other Assets & Liabilities, net - 4.3%		2,012,914
Total Net Assets - 100.0%		$46,848,977

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	58	Sep 2020	$7,436,470	$65,850

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average Index	0.68% (1 Month USD LIBOR + 0.50%)	At Maturity	07/29/20	905	$23,372,355	$221,174
Barclays Bank plc	Dow Jones Industrial Average Index	0.61% (1 Week USD LIBOR + 0.50%)	At Maturity	07/30/20	965	24,918,404	64,945
						$48,290,759	$286,119

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2020.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2020.
[4]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$37,826,637	$—	$—	$37,826,637
U.S. Treasury Bills	—	4,228,942	—	4,228,942
Repurchase Agreements	—	2,780,484	—	2,780,484
Equity Futures Contracts**	65,850	—	—	65,850
Equity Index Swap Agreements**	—	286,119	—	286,119
Total Assets	$37,892,487	$7,295,545	$—	$45,188,032

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 29.4%
Federal Farm Credit Bank
0.44% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[1]	$1,000,000	$1,002,238
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[1]	500,000	500,513
0.28% (U.S. Prime Rate - 2.98%, Rate Floor: 0.00%) due 05/10/21[1]	500,000	500,023
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[1]	180,000	180,447
Total Federal Agency Notes
(Cost $2,180,108)		2,183,221

U.S. TREASURY BILLS†† - 13.5%
U.S. Treasury Bills
0.15% due 09/17/20[2,3]	500,000	499,843
0.17% due 09/17/20[2,3]	500,000	499,843
Total U.S. Treasury Bills
(Cost $999,648)		999,686

REPURCHASE AGREEMENTS††,4 - 65.1%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20[2]	2,679,126	2,679,126
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20[2]	1,109,547	1,109,547
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20[2]	1,042,974	1,042,974
Total Repurchase Agreements
(Cost $4,831,647)		4,831,647
Total Investments - 108.0%
(Cost $8,011,403)		$8,014,554
Other Assets & Liabilities, net - (8.0)%		(593,948)
Total Net Assets - 100.0%		$7,420,606

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Index Mini Futures Contracts	7	Sep 2020	$897,505	$(4,311)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Dow Jones Industrial Average Index	(0.36)% (1 Week USD LIBOR + 0.25%)	At Maturity	07/30/20	248	$6,396,039	$(18,180)
BNP Paribas	Dow Jones Industrial Average Index	(0.18)% (1 Month USD LIBOR)	At Maturity	07/29/20	292	7,532,457	(107,077)
						$13,928,496	$(125,257)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is the rate effective at June 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$2,183,221	$—	$2,183,221
U.S. Treasury Bills	—	999,686	—	999,686
Repurchase Agreements	—	4,831,647	—	4,831,647
Total Assets	$—	$8,014,554	$—	$8,014,554

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$4,311	$—	$—	$4,311
Equity Index Swap Agreements**	—	125,257	—	125,257
Total Liabilities	$4,311	$125,257	$—	$129,568

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 27.8%
Federal Farm Credit Bank
0.28% (U.S. Prime Rate - 2.98%, Rate Floor: 0.00%) due 05/10/21[1]	$1,000,000	$1,000,047
0.32% (U.S. Prime Rate - 2.93%, Rate Floor: 0.00%) due 09/24/20[1]	1,000,000	999,977
0.44% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[1]	500,000	501,119
0.42% (3 Month U.S. Treasury Bill Rate + 0.27%, Rate Floor: 0.00%) due 05/16/22[1]	500,000	500,949
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[1]	300,000	300,745
Fannie Mae
0.30% (U.S. Secured Overnight Financing Rate + 0.22%, Rate Floor: 0.00%) due 03/16/22[1]	500,000	500,449
Total Federal Agency Notes
(Cost $3,800,236)		3,803,286

U.S. TREASURY BILLS†† - 6.7%
U.S. Treasury Bills
0.12% due 09/17/20[2,3]	400,000	399,874
0.15% due 09/17/20[2,3]	300,000	299,906
0.15% due 07/23/20[3,4]	212,000	211,984
Total U.S. Treasury Bills
(Cost $911,771)		911,764

REPURCHASE AGREEMENTS††,5 - 67.1%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20[2]	5,077,254	5,077,254
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20[2]	2,102,721	2,102,721
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20[2]	1,976,558	1,976,558
Total Repurchase Agreements
(Cost $9,156,533)		9,156,533
Total Investments - 101.6%
(Cost $13,868,540)		$13,871,583
Other Assets & Liabilities, net - (1.6)%		(218,356)
Total Net Assets - 100.0%		$13,653,227

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	5	Sep 2020	$1,013,375	$(15,995)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	NASDAQ-100 Index	(0.33)% (1 Month USD LIBOR + 0.15%)	At Maturity	07/29/20	489	$4,963,749	$(75,337)
Barclays Bank plc	NASDAQ-100 Index	(0.46)% (1 Week USD LIBOR + 0.35%)	At Maturity	07/30/20	736	7,474,993	(96,982)
Goldman Sachs International	NASDAQ-100 Index	(0.36)% (1 Week USD LIBOR + 0.25%)	At Maturity	07/28/20	1,365	13,863,955	(339,051)
						$26,302,697	$(511,370)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is the rate effective at June 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2020.
[5]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$3,803,286	$—	$3,803,286
U.S. Treasury Bills	—	911,764	—	911,764
Repurchase Agreements	—	9,156,533	—	9,156,533
Total Assets	$—	$13,871,583	$—	$13,871,583

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$15,995	$—	$—	$15,995
Equity Index Swap Agreements**	—	511,370	—	511,370
Total Liabilities	$15,995	$511,370	$—	$527,365

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 42.6%
Federal Farm Credit Bank
0.40% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[1]	$1,500,000	$1,504,606
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[1]	1,250,000	1,251,283
0.44% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[1]	1,000,000	1,002,238
0.28% (U.S. Prime Rate - 2.98%, Rate Floor: 0.00%) due 05/10/21[1]	1,000,000	1,000,047
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[1]	360,000	360,893
Freddie Mac
0.21% (U.S. Secured Overnight Financing Rate + 0.13%, Rate Floor: 0.00%) due 08/05/22[1]	1,000,000	998,087
Total Federal Agency Notes
(Cost $6,110,217)		6,117,154

U.S. TREASURY BILLS†† - 2.0%
U.S. Treasury Bills
0.15% due 07/23/20[2,3]	277,000	276,979
Total U.S. Treasury Bills
(Cost $276,974)		276,979

REPURCHASE AGREEMENTS††,4 - 79.8%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20[5]	6,349,691	6,349,691
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20[5]	2,629,694	2,629,694
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20[5]	2,471,913	2,471,913
Total Repurchase Agreements
(Cost $11,451,298)		11,451,298
Total Investments - 124.4%
(Cost $17,838,489)		$17,845,431
Other Assets & Liabilities, net - (24.4)%		(3,495,634)
Total Net Assets - 100.0%		$14,349,797

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	36	Sep 2020	$2,585,520	$(236)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Russell 2000 Index	0.39% (1 Week USD LIBOR - 0.50%)	At Maturity	07/30/20	199	$286,685	$(5,579)
BNP Paribas	Russell 2000 Index	0.22% (1 Month USD LIBOR - 0.40%)	At Maturity	07/29/20	720	1,038,341	(37,190)
Goldman Sachs International	Russell 2000 Index	(0.06)% (1 Week USD LIBOR - 0.05%)	At Maturity	07/28/20	17,189	24,775,972	(1,049,259)
						$26,100,998	$(1,092,028)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is the rate effective at June 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2020.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$6,117,154	$—	$6,117,154
U.S. Treasury Bills	—	276,979	—	276,979
Repurchase Agreements	—	11,451,298	—	11,451,298
Total Assets	$—	$17,845,431	$—	$17,845,431

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$236	$—	$—	$236
Equity Index Swap Agreements**	—	1,092,028	—	1,092,028
Total Liabilities	$236	$1,092,028	$—	$1,092,264

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 51.7%
Federal Farm Credit Bank
0.28% (U.S. Prime Rate - 2.98%, Rate Floor: 0.00%) due 05/10/21[1]	$2,000,000	$2,000,094
0.42% (3 Month U.S. Treasury Bill Rate + 0.27%, Rate Floor: 0.00%) due 05/16/22[1]	1,500,000	1,502,847
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[1]	1,000,000	1,001,026
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[1]	600,000	601,489
Freddie Mac
1.13% due 10/07/22	2,500,000	2,500,405
Fannie Mae
0.30% (U.S. Secured Overnight Financing Rate + 0.22%, Rate Floor: 0.00%) due 03/16/22[1]	2,000,000	2,001,797
Total Federal Agency Notes
(Cost $9,600,123)		9,607,658

U.S. TREASURY BILLS†† - 3.6%
U.S. Treasury Bills
0.14% due 09/17/20[2,3]	654,000	653,795
0.15% due 07/23/20[3,4]	25,000	24,998
Total U.S. Treasury Bills
(Cost $678,798)		678,793

REPURCHASE AGREEMENTS††,5 - 50.5%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20[2]	5,206,237	5,206,237
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20[2]	2,156,138	2,156,138
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20[2]	2,026,770	2,026,770
Total Repurchase Agreements
(Cost $9,389,145)		9,389,145
Total Investments - 105.8%
(Cost $19,668,066)		$19,675,596
Other Assets & Liabilities, net - (5.8)%		(1,084,166)
Total Net Assets - 100.0%		$18,591,430

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	14	Sep 2020	$2,158,975	$(27,794)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P 500 Index	(0.41)% (1 Week USD LIBOR + 0.30%)	At Maturity	07/30/20	1,656	$5,133,265	$(41,924)
BNP Paribas	S&P 500 Index	(0.23)% (1 Month USD LIBOR + 0.05%)	At Maturity	07/29/20	1,391	4,313,593	(69,512)
Goldman Sachs International	S&P 500 Index	(0.46)% (1 Week USD LIBOR + 0.35%)	At Maturity	07/28/20	8,241	25,548,029	(731,603)
						$34,994,887	$(843,039)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is the rate effective at June 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2020.
[5]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$9,607,658	$—	$9,607,658
U.S. Treasury Bills	—	678,793	—	678,793
Repurchase Agreements	—	9,389,145	—	9,389,145
Total Assets	$—	$19,675,596	$—	$19,675,596

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$27,794	$—	$—	$27,794
Equity Index Swap Agreements**	—	843,039	—	843,039
Total Liabilities	$27,794	$843,039	$—	$870,833

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 84.5%
Technology - 38.0%
Apple, Inc.	156,625	$57,136,800
Microsoft Corp.	274,034	55,768,659
Intel Corp.	195,168	11,676,901
NVIDIA Corp.	28,348	10,769,689
Adobe, Inc.*	22,208	9,667,364
Broadcom, Inc.	18,428	5,816,061
Texas Instruments, Inc.	42,305	5,371,466
QUALCOMM, Inc.	51,854	4,729,603
Intuit, Inc.	12,021	3,560,500
Fiserv, Inc.*	30,860	3,012,553
Advanced Micro Devices, Inc.*	53,987	2,840,256
Activision Blizzard, Inc.	35,516	2,695,664
Micron Technology, Inc.*	51,267	2,641,276
Applied Materials, Inc.	42,246	2,553,771
Autodesk, Inc.*	10,104	2,416,776
Lam Research Corp.	6,691	2,164,271
Analog Devices, Inc.	16,983	2,082,795
Zoom Video Communications, Inc. — Class A*,1	7,724	1,958,343
Electronic Arts, Inc.*	13,308	1,757,321
Workday, Inc. — Class A*	8,021	1,502,815
NXP Semiconductor N.V.	12,863	1,466,897
NetEase, Inc. ADR	3,415	1,466,333
Splunk, Inc.*	7,322	1,454,881
DocuSign, Inc.*	8,442	1,453,797
Cognizant Technology Solutions Corp. — Class A	24,918	1,415,841
KLA Corp.	7,147	1,389,949
Synopsys, Inc.*	6,951	1,355,445
ASML Holding N.V. — Class G1	3,543	1,303,930
Paychex, Inc.	16,536	1,252,602
Cadence Design Systems, Inc.*	12,870	1,235,005
Microchip Technology, Inc.	11,309	1,190,951
ANSYS, Inc.*	3,946	1,151,167
Xilinx, Inc.	11,209	1,102,853
Skyworks Solutions, Inc.	7,691	983,371
Cerner Corp.	14,029	961,688
Citrix Systems, Inc.	5,691	841,756
Maxim Integrated Products, Inc.	12,291	744,958
Take-Two Interactive Software, Inc.*	5,252	733,022
Check Point Software Technologies Ltd.*	6,591	708,071
Western Digital Corp.	13,815	609,932
NetApp, Inc.	10,195	452,352
Total Technology		213,397,685
Communications - 28.2%
Amazon.com, Inc.*	18,024	49,724,972
Facebook, Inc. — Class A*	86,891	19,730,339
Alphabet, Inc. — Class A*	12,441	17,641,960
Alphabet, Inc. — Class C*	12,148	17,172,534
Netflix, Inc.*	20,272	9,224,571
Cisco Systems, Inc.	194,629	9,077,497
Comcast Corp. — Class A	209,951	8,183,890
T-Mobile US, Inc.*	56,963	5,932,696
Charter Communications, Inc. — Class A*	9,517	4,854,051
Booking Holdings, Inc.*	1,887	3,004,746
JD.com, Inc. ADR*	42,791	2,575,162
MercadoLibre, Inc.*	2,291	2,258,399
eBay, Inc.	32,390	1,698,855
Baidu, Inc. ADR*	12,677	1,519,846
Sirius XM Holdings, Inc.	201,857	1,184,900
VeriSign, Inc.*	5,326	1,101,577
CDW Corp.	6,560	762,141
Trip.com Group Ltd. ADR*	24,106	624,827
Expedia Group, Inc.	6,244	513,257
Fox Corp. — Class A	15,795	423,622
Liberty Global plc — Class C*	18,970	408,045
Fox Corp. — Class B	12,035	323,019
Liberty Global plc — Class A*	8,401	183,646
Total Communications		158,124,552
Consumer, Non-cyclical - 11.6%
PayPal Holdings, Inc.*	54,124	9,430,024
PepsiCo, Inc.	63,957	8,458,953
Amgen, Inc.	27,115	6,395,344
Gilead Sciences, Inc.	57,820	4,448,671
Vertex Pharmaceuticals, Inc.*	11,952	3,469,785
Mondelez International, Inc. — Class A	65,799	3,364,303
Intuitive Surgical, Inc.*	5,376	3,063,406
Automatic Data Processing, Inc.	19,810	2,949,511
Regeneron Pharmaceuticals, Inc.*	4,650	2,899,972
Illumina, Inc.*	6,776	2,509,492
Biogen, Inc.*	7,522	2,012,511
Kraft Heinz Co.	56,320	1,796,045
DexCom, Inc.*	4,257	1,725,788
Monster Beverage Corp.*	24,272	1,682,535
Seattle Genetics, Inc.*	7,979	1,355,792
IDEXX Laboratories, Inc.*	3,915	1,292,576
CoStar Group, Inc.*	1,799	1,278,495
Cintas Corp.	4,796	1,277,463
Verisk Analytics, Inc. — Class A	7,480	1,273,096
Alexion Pharmaceuticals, Inc.*	10,179	1,142,491
Incyte Corp.*	10,020	1,041,779
BioMarin Pharmaceutical, Inc.*	8,336	1,028,162
Align Technology, Inc.*	3,631	996,492
Total Consumer, Non-cyclical		64,892,686
Consumer, Cyclical - 5.7%
Tesla, Inc.*	8,545	9,226,976
Costco Wholesale Corp.	20,354	6,171,536
Starbucks Corp.	53,854	3,963,116
Lululemon Athletica, Inc.*	5,730	1,787,817
Walgreens Boots Alliance, Inc.	40,436	1,714,082
O'Reilly Automotive, Inc.*	3,422	1,442,955
Ross Stores, Inc.	16,382	1,396,402
Marriott International, Inc. — Class A	14,947	1,281,406
PACCAR, Inc.	15,937	1,192,885
Fastenal Co.	26,404	1,131,147
Dollar Tree, Inc.*	10,936	1,013,549
Copart, Inc.*	10,822	901,148
Ulta Beauty, Inc.*	2,596	528,078
Total Consumer, Cyclical		31,751,097
Utilities - 0.6%
Exelon Corp.	44,916	1,630,002
Xcel Energy, Inc.	24,208	1,513,000
Total Utilities		3,143,002

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 84.5% (continued)
Industrial - 0.4%
CSX Corp.	35,284	$2,460,706
Total Common Stocks
(Cost $301,658,809)		473,769,728

RIGHTS† - 0.0%
Communications - 0.0%
T-Mobile US, Inc.
Expires 07/27/20*	56,341	9,465
Total Rights
(Cost $–)		9,465

	Face Amount
U.S. TREASURY BILLS†† - 6.6%
U.S. Treasury Bills
0.15% due 07/23/20[2,3]	$15,229,000	15,227,860
0.13% due 09/17/20[3,4]	9,000,000	8,997,172
0.14% due 09/17/20[3,4]	7,600,000	7,597,612
0.12% due 09/17/20[3,4]	3,000,000	2,999,058
0.15% due 09/17/20[3,4]	2,000,000	1,999,372
Total U.S. Treasury Bills
(Cost $36,821,239)		36,821,074

FEDERAL AGENCY NOTES†† - 1.8%
Freddie Mac
1.13% due 10/07/22	10,000,000	10,001,621
Total Federal Agency Notes
(Cost $10,001,600)		10,001,621

REPURCHASE AGREEMENTS††,5 - 7.9%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20[4]	24,562,134	24,562,134
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20[4]	10,172,291	10,172,291
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20[4]	9,561,954	9,561,954
Total Repurchase Agreements
(Cost $44,296,379)		44,296,379

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.06%[7]	1,844,757	1,844,757
Total Securities Lending Collateral
(Cost $1,844,757)		1,844,757
Total Investments - 101.1%
(Cost $394,622,784)		$566,743,024
Other Assets & Liabilities, net - (1.1)%		(6,012,051)
Total Net Assets - 100.0%		$560,730,973

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	1,040	Sep 2020	$210,782,000	$9,903,804

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	0.66% (1 Week USD LIBOR + 0.55%)	At Maturity	07/28/20	22,124	$224,708,880	$6,382,038
Barclays Bank plc	NASDAQ-100 Index	0.61% (1 Week USD LIBOR + 0.50%)	At Maturity	07/30/20	19,043	193,415,782	1,178,686
BNP Paribas	NASDAQ-100 Index	0.83% (1 Month USD LIBOR + 0.65%)	At Maturity	07/29/20	1,907	19,372,651	294,033
						$437,497,313	$7,854,757

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2020 — See Note 5.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2020.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of June 30, 2020.

ADR — American Depositary Receipt

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$473,769,728	$—	$—	$473,769,728
Rights	9,465	—	—	9,465
U.S. Treasury Bills	—	36,821,074	—	36,821,074
Federal Agency Notes	—	10,001,621	—	10,001,621
Repurchase Agreements	—	44,296,379	—	44,296,379
Securities Lending Collateral	1,844,757	—	—	1,844,757
Equity Futures Contracts**	9,903,804	—	—	9,903,804
Equity Index Swap Agreements**	—	7,854,757	—	7,854,757
Total Assets	$485,527,754	$98,973,831	$—	$584,501,585

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
RIGHTS†††,1 - 0.0%
Consumer, Non-cyclical - 0.0%
Elanco Animal Health, Inc.*	232	$—
Omthera Pharmaceuticals, Inc.*	110	—
Tobira Therapeutics, Inc.*	80	—
Oncternal Therapeutics, Inc.*	2	—
Total Consumer, Non-cyclical		—
Communications - 0.0%
Nexstar Media Group, Inc.*	852	—
Total Rights
(Cost $4)		—

	Face Amount
FEDERAL AGENCY NOTES†† - 59.4%
Federal Home Loan Bank
2.81% due 07/30/20	$6,000,000	6,012,719
1.20% (3 Month USD LIBOR - 0.17%, Rate Floor: 0.00%) due 01/06/21[2]	2,500,000	2,499,835
Freddie Mac
1.13% due 10/07/22	2,500,000	2,500,405
0.21% (U.S. Secured Overnight Financing Rate + 0.13%, Rate Floor: 0.00%) due 08/05/22[2]	2,000,000	1,996,174
Federal Farm Credit Bank
0.40% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[2]	2,000,000	2,006,141
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	2,000,000	2,002,053
Total Federal Agency Notes
(Cost $17,012,756)		17,017,327

U.S. TREASURY BILLS†† - 13.6%
U.S. Treasury Bills
0.17% due 09/17/20[3,4]	1,300,000	1,299,592
0.14% due 09/17/20[3,4]	1,200,000	1,199,622
0.15% due 09/17/20[3,4]	1,000,000	999,686
0.15% due 07/23/20[4,5]	399,000	398,970
Total U.S. Treasury Bills
(Cost $3,897,785)		3,897,870

REPURCHASE AGREEMENTS††,6 - 17.6%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20[3]	2,796,561	2,796,561
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20[3]	1,158,182	1,158,182
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20[3]	1,088,692	1,088,692
Total Repurchase Agreements
(Cost $5,043,435)		5,043,435
Total Investments - 90.6%
(Cost $25,953,980)		$25,958,632
Other Assets & Liabilities, net - 9.4%		2,684,446
Total Net Assets - 100.0%		$28,643,078

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	37	Sep 2020	$2,657,340	$3,795

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	0.36% (1 Week USD LIBOR + 0.25%)	At Maturity	07/28/20	14,724	$21,222,746	$758,776
Barclays Bank plc	Russell 2000 Index	0.11% (1 Week USD LIBOR)	At Maturity	07/30/20	20,633	29,739,261	607,554

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements†† (continued)
BNP Paribas	Russell 2000 Index	0.28% (1 Month USD LIBOR + 0.10%)	At Maturity	07/29/20	2,494	$3,594,433	$131,123
						$54,556,440	$1,497,453

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at June 30, 2020. The total market value of fair valued securities amounts to $0, (cost $4) or 0.0% of total net assets.
[2]	Variable rate security. Rate indicated is the rate effective at June 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2020.
[6]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$—	*	$—
Federal Agency Notes	—	17,017,327	—		17,017,327
U.S. Treasury Bills	—	3,897,870	—		3,897,870
Repurchase Agreements	—	5,043,435	—		5,043,435
Equity Futures Contracts**	3,795	—	—		3,795
Equity Index Swap Agreements**	—	1,497,453	—		1,497,453
Total Assets	$3,795	$27,456,085	$—		$27,459,880

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 84.7%
Technology - 19.4%
Microsoft Corp.	30,271	$6,160,451
Apple, Inc.	16,263	5,932,742
Intel Corp.	16,901	1,011,187
NVIDIA Corp.	2,455	932,679
Adobe, Inc.*	1,923	837,101
salesforce.com, Inc.*	3,597	673,826
Accenture plc — Class A	2,543	546,033
Broadcom, Inc.	1,595	503,398
Texas Instruments, Inc.	3,663	465,091
Oracle Corp.	8,308	459,183
International Business Machines Corp.	3,544	428,009
QUALCOMM, Inc.	4,490	409,533
Fidelity National Information Services, Inc.	2,466	330,666
Intuit, Inc.	1,041	308,334
ServiceNow, Inc.*	761	308,251
Advanced Micro Devices, Inc.*	4,675	245,952
Activision Blizzard, Inc.	3,076	233,469
Micron Technology, Inc.*	4,440	228,749
Applied Materials, Inc.	3,658	221,126
Fiserv, Inc.*	2,245	219,157
Autodesk, Inc.*	875	209,291
Lam Research Corp.	579	187,283
Analog Devices, Inc.	1,471	180,403
Electronic Arts, Inc.*	1,152	152,122
Cognizant Technology Solutions Corp. — Class A	2,158	122,618
KLA Corp.	619	120,383
Synopsys, Inc.*	602	117,390
MSCI, Inc. — Class A	339	113,165
Cadence Design Systems, Inc.*	1,114	106,900
Microchip Technology, Inc.	979	103,099
ANSYS, Inc.*	343	100,063
HP, Inc.	5,708	99,490
Paychex, Inc.	1,274	96,506
Xilinx, Inc.	971	95,537
Skyworks Solutions, Inc.	666	85,155
Cerner Corp.	1,215	83,288
Fortinet, Inc.*	535	73,440
Akamai Technologies, Inc.*	648	69,394
Citrix Systems, Inc.	463	68,482
Maxim Integrated Products, Inc.	1,064	64,489
Take-Two Interactive Software, Inc.*	455	63,504
Paycom Software, Inc.*	193	59,778
Broadridge Financial Solutions, Inc.	458	57,795
Jack Henry & Associates, Inc.	305	56,129
Tyler Technologies, Inc.*	159	55,154
Zebra Technologies Corp. — Class A*	212	54,261
Western Digital Corp.	1,196	52,803
Qorvo, Inc.*	458	50,623
Leidos Holdings, Inc.	533	49,926
Hewlett Packard Enterprise Co.	5,128	49,895
Seagate Technology plc	901	43,617
NetApp, Inc.	883	39,179
IPG Photonics Corp.*	142	22,775
DXC Technology Co.	1,013	16,715
Xerox Holdings Corp.	731	11,177
Total Technology		23,386,766
Consumer, Non-cyclical - 19.1%
Johnson & Johnson	10,517	1,479,006
Procter & Gamble Co.	9,882	1,181,591
UnitedHealth Group, Inc.	3,786	1,116,681
PayPal Holdings, Inc.*	4,687	816,616
Merck & Company, Inc.	10,076	779,177
PepsiCo, Inc.	5,539	732,588
Pfizer, Inc.	22,173	725,057
AbbVie, Inc.	7,035	690,696
Coca-Cola Co.	15,430	689,412
Abbott Laboratories	7,061	645,587
Thermo Fisher Scientific, Inc.	1,577	571,410
Amgen, Inc.	2,348	553,799
Eli Lilly & Co.	3,362	551,973
Bristol-Myers Squibb Co.	9,032	531,082
Medtronic plc	5,353	490,870
Danaher Corp.	2,512	444,197
Philip Morris International, Inc.	6,216	435,493
Gilead Sciences, Inc.	5,006	385,162
CVS Health Corp.	5,218	339,013
S&P Global, Inc.	962	316,960
Vertex Pharmaceuticals, Inc.*	1,035	300,471
Mondelez International, Inc. — Class A	5,698	291,339
Altria Group, Inc.	7,418	291,157
Becton Dickinson and Co.	1,177	281,621
Cigna Corp.	1,473	276,408
Intuitive Surgical, Inc.*	466	265,541
Anthem, Inc.	1,006	264,558
Zoetis, Inc.	1,896	259,828
Automatic Data Processing, Inc.	1,716	255,495
Regeneron Pharmaceuticals, Inc.*	403	251,331
Colgate-Palmolive Co.	3,419	250,476
Stryker Corp.	1,287	231,905
Illumina, Inc.*	587	217,395
Humana, Inc.	528	204,732
Global Payments, Inc.	1,194	202,526
Boston Scientific Corp.*	5,703	200,232
Kimberly-Clark Corp.	1,359	192,095
Moody's Corp.	644	176,926
Baxter International, Inc.	2,031	174,869
Biogen, Inc.*	651	174,175
Edwards Lifesciences Corp.*	2,474	170,978
Estee Lauder Companies, Inc. — Class A	897	169,246
General Mills, Inc.	2,420	149,193
DexCom, Inc.*	368	149,187
Centene Corp.*	2,312	146,927
IHS Markit Ltd.	1,592	120,196
Constellation Brands, Inc. — Class A	670	117,217
IDEXX Laboratories, Inc.*	339	111,924
ResMed, Inc.	577	110,784
Sysco Corp.	2,026	110,741
Verisk Analytics, Inc. — Class A	648	110,290
Clorox Co.	499	109,466
Kroger Co.	3,138	106,221
Monster Beverage Corp.*	1,492	103,425

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 84.7% (continued)
Consumer, Non-cyclical - 19.1% (continued)
HCA Healthcare, Inc.	1,051	$102,010
IQVIA Holdings, Inc.*	709	100,593
McKesson Corp.	646	99,109
Alexion Pharmaceuticals, Inc.*	881	98,883
Zimmer Biomet Holdings, Inc.	825	98,472
Cintas Corp.	336	89,497
McCormick & Company, Inc.	494	88,629
Archer-Daniels-Midland Co.	2,217	88,458
FleetCor Technologies, Inc.*	334	84,011
Equifax, Inc.	485	83,362
Corteva, Inc.	2,987	80,022
Kraft Heinz Co.	2,487	79,310
Align Technology, Inc.*	286	78,490
Hershey Co.	588	76,217
Church & Dwight Company, Inc.	982	75,908
MarketAxess Holdings, Inc.	151	75,639
Incyte Corp.*	720	74,858
Tyson Foods, Inc. — Class A	1,175	70,159
Conagra Brands, Inc.	1,944	68,370
Teleflex, Inc.	185	67,336
West Pharmaceutical Services, Inc.	294	66,788
Kellogg Co.	999	65,994
Laboratory Corporation of America Holdings*	388	64,451
Quest Diagnostics, Inc.	534	60,855
Cardinal Health, Inc.	1,166	60,854
AmerisourceBergen Corp. — Class A	593	59,757
Hologic, Inc.*	1,031	58,767
Cooper Companies, Inc.	196	55,594
Hormel Foods Corp.	1,119	54,014
STERIS plc	339	52,016
JM Smucker Co.	455	48,144
Brown-Forman Corp. — Class B	728	46,345
Varian Medical Systems, Inc.*	363	44,475
ABIOMED, Inc.*	179	43,239
Gartner, Inc.*	356	43,194
United Rentals, Inc.*	287	42,774
Dentsply Sirona, Inc.	875	38,553
Bio-Rad Laboratories, Inc. — Class A*	85	38,377
Avery Dennison Corp.	332	37,878
Lamb Weston Holdings, Inc.	583	37,271
Campbell Soup Co.	675	33,500
Henry Schein, Inc.*	569	33,224
Mylan N.V.*	2,064	33,189
Perrigo Company plc	544	30,067
Universal Health Services, Inc. — Class B	310	28,796
DaVita, Inc.*	340	26,907
Molson Coors Beverage Co. — Class B	751	25,804
Robert Half International, Inc.	457	24,143
Rollins, Inc.	563	23,866
Quanta Services, Inc.	549	21,537
Nielsen Holdings plc	1,423	21,146
H&R Block, Inc.	768	10,967
Coty, Inc. — Class A	1,188	5,310
Total Consumer, Non-cyclical		23,042,374
Communications - 14.0%
Amazon.com, Inc.*	1,672	4,612,747
Facebook, Inc. — Class A*	9,598	2,179,418
Alphabet, Inc. — Class A*	1,198	1,698,824
Alphabet, Inc. — Class C*	1,167	1,649,683
Verizon Communications, Inc.	16,518	910,637
AT&T, Inc.	28,441	859,772
Walt Disney Co.	7,210	803,987
Netflix, Inc.*	1,756	799,050
Cisco Systems, Inc.	16,928	789,522
Comcast Corp. — Class A	18,181	708,695
Charter Communications, Inc. — Class A*	602	307,044
Booking Holdings, Inc.*	163	259,551
T-Mobile US, Inc.*	2,275	236,941
eBay, Inc.	2,637	138,311
Motorola Solutions, Inc.	679	95,148
Twitter, Inc.*	3,132	93,302
VeriSign, Inc.*	406	83,973
Corning, Inc.	3,030	78,477
CDW Corp.	568	65,990
ViacomCBS, Inc. — Class B	2,158	50,325
Omnicom Group, Inc.	855	46,683
Arista Networks, Inc.*	215	45,157
Expedia Group, Inc.	541	44,470
E*TRADE Financial Corp.	882	43,862
NortonLifeLock, Inc.	2,163	42,892
CenturyLink, Inc.	3,943	39,548
Fox Corp. — Class A	1,368	36,690
DISH Network Corp. — Class A*	1,026	35,407
F5 Networks, Inc.*	243	33,894
Juniper Networks, Inc.	1,323	30,244
Interpublic Group of Companies, Inc.	1,555	26,684
Discovery, Inc. — Class C*	1,263	24,325
News Corp. — Class A	1,552	18,407
Fox Corp. — Class B	636	17,070
Discovery, Inc. — Class A*,1	639	13,483
News Corp. — Class B	486	5,808
Total Communications		16,926,021
Financial - 12.3%
Berkshire Hathaway, Inc. — Class B*	7,760	1,385,238
Visa, Inc. — Class A	6,735	1,301,000
JPMorgan Chase & Co.	12,163	1,144,052
Mastercard, Inc. — Class A	3,528	1,043,230
Bank of America Corp.	31,168	740,240
American Tower Corp. — Class A REIT	1,770	457,616
Citigroup, Inc.	8,310	424,641
Wells Fargo & Co.	14,893	381,261
BlackRock, Inc. — Class A	616	335,159
Crown Castle International Corp. REIT	1,664	278,470
Prologis, Inc. REIT	2,948	275,137
American Express Co.	2,635	250,852
Equinix, Inc. REIT	353	247,912
Goldman Sachs Group, Inc.	1,235	244,061
CME Group, Inc. — Class A	1,431	232,595
Morgan Stanley	4,780	230,874
Chubb Ltd.	1,801	228,043

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 84.7% (continued)
Financial - 12.3% (continued)
Marsh & McLennan Companies, Inc.	2,037	$218,713
Truist Financial Corp.	5,379	201,981
U.S. Bancorp	5,472	201,479
Intercontinental Exchange, Inc.	2,184	200,054
Progressive Corp.	2,336	187,137
PNC Financial Services Group, Inc.	1,694	178,226
Aon plc — Class A	922	177,577
Charles Schwab Corp.	4,574	154,327
Digital Realty Trust, Inc. REIT	1,071	152,200
SBA Communications Corp. REIT	446	132,872
Bank of New York Mellon Corp.	3,216	124,298
Allstate Corp.	1,254	121,625
Public Storage REIT	600	115,134
Travelers Companies, Inc.	1,009	115,076
Capital One Financial Corp.	1,817	113,726
MetLife, Inc.	3,079	112,445
T. Rowe Price Group, Inc.	908	112,138
American International Group, Inc.	3,438	107,197
Aflac, Inc.	2,864	103,190
Willis Towers Watson plc	513	101,035
Prudential Financial, Inc.	1,577	96,039
State Street Corp.	1,405	89,288
AvalonBay Communities, Inc. REIT	562	86,908
Welltower, Inc. REIT	1,666	86,215
Simon Property Group, Inc. REIT	1,220	83,424
Equity Residential REIT	1,396	82,113
Alexandria Real Estate Equities, Inc. REIT	504	81,774
Realty Income Corp. REIT	1,371	81,574
Arthur J Gallagher & Co.	757	73,800
Ameriprise Financial, Inc.	488	73,220
First Republic Bank	684	72,497
Weyerhaeuser Co. REIT	2,979	66,908
Northern Trust Corp.	830	65,852
Discover Financial Services	1,223	61,260
CBRE Group, Inc. — Class A*	1,338	60,505
Essex Property Trust, Inc. REIT	261	59,813
Healthpeak Properties, Inc. REIT	2,149	59,226
Hartford Financial Services Group, Inc.	1,429	55,088
Fifth Third Bancorp	2,842	54,794
Nasdaq, Inc.	458	54,717
Ventas, Inc. REIT	1,489	54,527
M&T Bank Corp.	512	53,232
Mid-America Apartment Communities, Inc. REIT	456	52,290
Boston Properties, Inc. REIT	577	52,149
Duke Realty Corp. REIT	1,470	52,023
Extra Space Storage, Inc. REIT	515	47,571
Synchrony Financial	2,144	47,511
KeyCorp	3,894	47,429
SVB Financial Group*	205	44,184
UDR, Inc. REIT	1,177	43,996
Citizens Financial Group, Inc.	1,703	42,984
Regions Financial Corp.	3,820	42,478
Principal Financial Group, Inc.	1,017	42,246
Cboe Global Markets, Inc.	438	40,857
Cincinnati Financial Corp.	602	38,546
Huntington Bancshares, Inc.	4,048	36,574
Western Union Co.	1,640	35,457
Raymond James Financial, Inc.	487	33,520
Loews Corp.	966	33,124
Everest Re Group Ltd.	159	32,786
W R Berkley Corp.	564	32,312
Regency Centers Corp. REIT	677	31,068
Host Hotels & Resorts, Inc. REIT	2,814	30,363
Iron Mountain, Inc. REIT	1,149	29,989
Globe Life, Inc.	391	29,024
Lincoln National Corp.	771	28,365
Assurant, Inc.	238	24,583
Vornado Realty Trust REIT	633	24,187
Federal Realty Investment Trust REIT	281	23,944
Franklin Resources, Inc.	1,107	23,214
Apartment Investment & Management Co. — Class A REIT	594	22,358
Zions Bancorp North America	654	22,236
Kimco Realty Corp. REIT	1,727	22,175
Comerica, Inc.	555	21,145
People's United Financial, Inc.	1,695	19,611
Invesco Ltd.	1,502	16,161
SL Green Realty Corp. REIT	306	15,083
Unum Group	812	13,471
Total Financial		14,878,599
Industrial - 6.6%
Union Pacific Corp.	2,709	458,011
Honeywell International, Inc.	2,802	405,141
Boeing Co.	2,140	392,262
Raytheon Technologies Corp.	5,871	361,771
Lockheed Martin Corp.	985	359,446
3M Co.	2,296	358,153
United Parcel Service, Inc. — Class B	2,811	312,527
Caterpillar, Inc.	2,160	273,240
General Electric Co.	34,916	238,476
CSX Corp.	3,056	213,125
Illinois Tool Works, Inc.	1,148	200,728
Deere & Co.	1,249	196,280
Northrop Grumman Corp.	619	190,305
Norfolk Southern Corp.	1,023	179,608
Waste Management, Inc.	1,550	164,161
Roper Technologies, Inc.	417	161,904
Emerson Electric Co.	2,385	147,941
L3Harris Technologies, Inc.	862	146,256
Eaton Corporation plc	1,597	139,706
General Dynamics Corp.	928	138,699
FedEx Corp.	959	134,471
Amphenol Corp. — Class A	1,181	113,152
Agilent Technologies, Inc.	1,233	108,960
TE Connectivity Ltd.	1,317	107,401
Johnson Controls International plc	2,969	101,362
Rockwell Automation, Inc.	462	98,406
Parker-Hannifin Corp.	512	93,834
Otis Worldwide Corp.	1,625	92,397
Ball Corp.	1,301	90,407

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 84.7% (continued)
Industrial - 6.6% (continued)
TransDigm Group, Inc.	201	$88,852
Stanley Black & Decker, Inc.	615	85,719
Trane Technologies plc	955	84,976
AMETEK, Inc.	916	81,863
Fortive Corp.	1,183	80,042
Mettler-Toledo International, Inc.*	95	76,527
Keysight Technologies, Inc.*	747	75,283
Carrier Global Corp.	3,250	72,215
Republic Services, Inc. — Class A	839	68,840
Amcor plc	6,285	64,170
Old Dominion Freight Line, Inc.	377	63,935
Vulcan Materials Co.	528	61,169
Kansas City Southern	379	56,581
Garmin Ltd.	579	56,453
Dover Corp.	575	55,522
Masco Corp.	1,053	52,871
Martin Marietta Materials, Inc.	248	51,229
Expeditors International of Washington, Inc.	664	50,491
IDEX Corp.	301	47,570
Xylem, Inc.	718	46,641
Teledyne Technologies, Inc.*	146	45,399
Waters Corp.*	246	44,378
Jacobs Engineering Group, Inc.	519	44,011
PerkinElmer, Inc.	445	43,650
CH Robinson Worldwide, Inc.	537	42,455
Westinghouse Air Brake Technologies Corp.	722	41,566
J.B. Hunt Transport Services, Inc.	337	40,555
Ingersoll Rand, Inc.*	1,380	38,806
Packaging Corporation of America	379	37,824
Allegion plc	368	37,617
Fortune Brands Home & Security, Inc.	558	35,673
Snap-on, Inc.	217	30,056
Textron, Inc.	909	29,915
Westrock Co.	1,035	29,249
Huntington Ingalls Industries, Inc.	162	28,267
A O Smith Corp.	539	25,398
Pentair plc	662	25,149
Howmet Aerospace, Inc.*	1,532	24,282
FLIR Systems, Inc.	522	21,178
Sealed Air Corp.	621	20,400
Flowserve Corp.	519	14,802
Total Industrial		7,999,709
Consumer, Cyclical - 6.6%
Home Depot, Inc.	4,293	1,075,439
Walmart, Inc.	5,652	676,997
McDonald's Corp.	2,968	547,507
Costco Wholesale Corp.	1,762	534,256
NIKE, Inc. — Class B	4,950	485,347
Lowe's Companies, Inc.	3,014	407,252
Starbucks Corp.	4,663	343,150
TJX Companies, Inc.	4,782	241,778
Target Corp.	1,996	239,380
Dollar General Corp.	1,005	191,463
General Motors Co.	5,027	127,183
O'Reilly Automotive, Inc.*	296	124,814
Walgreens Boots Alliance, Inc.	2,941	124,669
Ross Stores, Inc.	1,419	120,956
Chipotle Mexican Grill, Inc. — Class A*	102	107,341
AutoZone, Inc.*	93	104,915
Yum! Brands, Inc.	1,201	104,379
PACCAR, Inc.	1,380	103,293
Cummins, Inc.	589	102,050
Fastenal Co.	2,287	97,975
Ford Motor Co.	15,592	94,800
Marriott International, Inc. — Class A	1,074	92,074
Dollar Tree, Inc.*	947	87,768
Aptiv plc	1,045	81,427
Hilton Worldwide Holdings, Inc.	1,107	81,309
Best Buy Company, Inc.	907	79,154
VF Corp.	1,273	77,577
DR Horton, Inc.	1,321	73,249
Southwest Airlines Co.	2,140	73,145
Copart, Inc.*	825	68,698
Lennar Corp. — Class A	1,096	67,536
Delta Air Lines, Inc.	2,266	63,561
Las Vegas Sands Corp.	1,341	61,069
Tractor Supply Co.	462	60,887
CarMax, Inc.*	650	58,207
Domino's Pizza, Inc.	156	57,633
WW Grainger, Inc.	173	54,350
Tiffany & Co.	436	53,166
Genuine Parts Co.	576	50,089
Ulta Beauty, Inc.*	225	45,769
NVR, Inc.*	14	45,623
Advance Auto Parts, Inc.	276	39,316
Darden Restaurants, Inc.	518	39,249
Hasbro, Inc.	509	38,149
United Airlines Holdings, Inc.*	1,009	34,922
Royal Caribbean Cruises Ltd.[1]	685	34,455
PulteGroup, Inc.	1,006	34,234
MGM Resorts International	1,969	33,079
Whirlpool Corp.	248	32,124
LKQ Corp.*	1,213	31,780
Carnival Corp.[1]	1,890	31,034
BorgWarner, Inc.	828	29,228
Wynn Resorts Ltd.	387	28,828
American Airlines Group, Inc.[1]	1,984	25,931
Live Nation Entertainment, Inc.*	567	25,135
Newell Brands, Inc.	1,524	24,201
Mohawk Industries, Inc.*	237	24,117
Leggett & Platt, Inc.	528	18,559
Alaska Air Group, Inc.	489	17,731
Norwegian Cruise Line Holdings Ltd.*,1	1,023	16,808
Hanesbrands, Inc.	1,389	15,682
Tapestry, Inc.	1,102	14,635
L Brands, Inc.	932	13,952
Ralph Lauren Corp. — Class A	191	13,851
PVH Corp.	283	13,598
Kohl's Corp.	630	13,085
Gap, Inc.	850	10,727
Under Armour, Inc. — Class A*	752	7,324

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 84.7% (continued)
Consumer, Cyclical - 6.6% (continued)
Under Armour, Inc. — Class C*	784	$6,931
Total Consumer, Cyclical		7,955,900
Utilities - 2.6%
NextEra Energy, Inc.	1,954	469,292
Dominion Energy, Inc.	3,350	271,953
Duke Energy Corp.	2,933	234,317
Southern Co.	4,215	218,548
American Electric Power Company, Inc.	1,978	157,528
Exelon Corp.	3,890	141,168
Sempra Energy	1,168	136,925
Xcel Energy, Inc.	2,096	131,000
Eversource Energy	1,343	111,832
WEC Energy Group, Inc.	1,259	110,351
Public Service Enterprise Group, Inc.	2,018	99,205
Consolidated Edison, Inc.	1,333	95,883
American Water Works Company, Inc.	723	93,021
FirstEnergy Corp.	2,163	83,881
DTE Energy Co.	769	82,668
Edison International	1,509	81,954
PPL Corp.	3,069	79,303
Entergy Corp.	799	74,954
Ameren Corp.	986	69,375
CMS Energy Corp.	1,143	66,774
Evergy, Inc.	905	53,657
Atmos Energy Corp.	488	48,595
Alliant Energy Corp.	996	47,649
CenterPoint Energy, Inc.	2,174	40,589
AES Corp.	2,654	38,456
NiSource, Inc.	1,528	34,747
Pinnacle West Capital Corp.	449	32,907
NRG Energy, Inc.	974	31,713
Total Utilities		3,138,245
Energy - 2.4%
Exxon Mobil Corp.	16,878	754,784
Chevron Corp.	7,452	664,942
ConocoPhillips	4,281	179,888
Phillips 66	1,742	125,250
Kinder Morgan, Inc.	7,763	117,765
EOG Resources, Inc.	2,323	117,683
Schlumberger Ltd.	5,540	101,881
Marathon Petroleum Corp.	2,596	97,038
Valero Energy Corp.	1,627	95,700
Williams Companies, Inc.	4,843	92,114
Occidental Petroleum Corp.	3,593	65,752
Pioneer Natural Resources Co.	658	64,287
ONEOK, Inc.	1,702	56,540
Hess Corp.	1,042	53,986
Halliburton Co.	3,502	45,456
Concho Resources, Inc.	785	40,428
Baker Hughes Co.	2,615	40,245
Cabot Oil & Gas Corp. — Class A	1,591	27,333
Diamondback Energy, Inc.	630	26,347
Apache Corp.	1,507	20,344
Marathon Oil Corp.	3,155	19,309
National Oilwell Varco, Inc.	1,550	18,987
HollyFrontier Corp.	595	17,374
Devon Energy Corp.	1,528	17,328
Noble Energy, Inc.	1,915	17,158
TechnipFMC plc	1,679	11,484
Total Energy		2,889,403
Basic Materials - 1.7%
Linde plc	2,096	444,583
Air Products & Chemicals, Inc.	882	212,968
Newmont Corp.	3,204	197,815
Ecolab, Inc.	987	196,364
Sherwin-Williams Co.	323	186,646
DuPont de Nemours, Inc.	2,929	155,618
Dow, Inc.	2,957	120,527
PPG Industries, Inc.	942	99,908
LyondellBasell Industries N.V. — Class A	1,026	67,429
Freeport-McMoRan, Inc.	5,796	67,060
International Paper Co.	1,569	55,244
International Flavors & Fragrances, Inc.[1]	427	52,290
FMC Corp.	517	51,503
Nucor Corp.	1,202	49,775
Celanese Corp. — Class A	472	40,752
Eastman Chemical Co.	542	37,745
Albemarle Corp.	424	32,737
CF Industries Holdings, Inc.	853	24,003
Mosaic Co.	1,392	17,414
Total Basic Materials		2,110,381
Total Common Stocks
(Cost $90,042,406)		102,327,398

RIGHTS† - 0.0%
Communications - 0.0%
T-Mobile US, Inc.
Expires 07/27/20*	1,499	252
Total Rights
(Cost $–)		252

	Face Amount
U.S. TREASURY BILLS†† - 3.7%
U.S. Treasury Bills
0.16% due 09/17/20[2,3]	$1,500,000	1,499,528
0.15% due 07/23/20[3,4]	1,014,000	1,013,924
0.13% due 09/17/20[2,3]	1,000,000	999,686
0.15% due 09/17/20[2,3]	1,000,000	999,686
Total U.S. Treasury Bills
(Cost $4,512,733)		4,512,824

REPURCHASE AGREEMENTS††,5 - 9.9%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20[2]	6,606,928	6,606,928
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20[2]	2,736,228	2,736,228
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20[2]	2,572,055	2,572,055
Total Repurchase Agreements
(Cost $11,915,211)		11,915,211

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.06%[7]	131,296	$131,296
Total Securities Lending Collateral
(Cost $131,296)		131,296
Total Investments - 98.4%
(Cost $106,601,646)		$118,886,981
Other Assets & Liabilities, net - 1.6%		1,910,986
Total Net Assets - 100.0%		$120,797,967

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	89	Sep 2020	$13,724,913	$(78,201)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	0.56% (1 Week USD LIBOR + 0.45%)	At Maturity	07/28/20	19,227	$59,609,303	$1,738,265
BNP Paribas	S&P 500 Index	0.73% (1 Month USD LIBOR + 0.55%)	At Maturity	07/29/20	11,414	35,385,966	572,777
Barclays Bank plc	S&P 500 Index	0.56% (1 Week USD LIBOR + 0.45%)	At Maturity	07/30/20	9,828	30,469,407	181,911
						$125,464,676	$2,492,953

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2020 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2020.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of June 30, 2020.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$102,327,398	$—	$—	$102,327,398
Rights	252	—	—	252
U.S. Treasury Bills	—	4,512,824	—	4,512,824
Repurchase Agreements	—	11,915,211	—	11,915,211
Securities Lending Collateral	131,296	—	—	131,296
Equity Index Swap Agreements**	—	2,492,953	—	2,492,953
Total Assets	$102,458,946	$18,920,988	$—	$121,379,934

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$78,201	$—	$—	$78,201

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company, of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
S&P 500® 2x Strategy Fund	Non-diversified
Inverse S&P 500® 2x Strategy Fund	Non-diversified
NASDAQ-100® 2x Strategy Fund	Non-diversified
Inverse NASDAQ-100® 2x Strategy Fund	Non-diversified
Dow 2x Strategy Fund	Non-diversified
Inverse Dow 2x Strategy Fund	Non-diversified
Russell 2000® 2x Strategy Fund	Non-diversified
Inverse Russell 2000® 2x Strategy Fund	Non-diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds are valued at the last quoted sale price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the New York Stock Exchange ("NYSE").

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments ("GI") subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Derivatives

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Invesments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) or a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies.   The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2020, the repurchase agreements in the joint account were as follows:

Repurchase Agreements

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Bills
0.07%			0.00%
Due 07/01/20	$54,819,696	$54,819,803	07/07/20 - 09/24/20	$55,919,700	$55,913,815
			U.S. Treasury Strips
			0.00%
			7/31/20 - 05/15/21	1,331	1,329
			U.S. Treasury Note
			1.88%
			09/30/22	800	834
			U.S. Treasury Bond
			8.13%
			08/15/21	100	112
				55,921,931	55,916,090

BofA Securities, Inc.			U.S. Treasury Bond
0.07%			3.13%
Due 07/01/20	22,703,316	22,703,362	08/15/44	16,763,900	23,157,414

Barclays Capital, Inc.			U.S. Treasury Bond
0.07%			3.38%
Due 07/01/20	21,341,120	21,341,160	05/15/44	10,008,500	14,272,849
			U.S. Treasury Note
			1.63%
			10/31/26	6,954,500	7,495,147
				16,963,000	21,767,996

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At June 30, 2020, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
NASDAQ-100® 2x Strategy Fund	$1,837,953	$1,844,757
S&P 500® 2x Strategy Fund	127,205	131,296

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At June 30, 2020, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Dow 2x Strategy Fund	$42,009,183	$3,318,950	$(140,101)	$3,178,849
Inverse Dow 2x Strategy Fund	8,011,403	3,236	(129,653)	(126,417)
Inverse NASDAQ-100® 2x Strategy Fund	13,868,540	3,549	(527,871)	(524,322)
Inverse Russell 2000® 2x Strategy Fund	17,838,489	9,025	(1,094,347)	(1,085,322)
Inverse S&P 500® 2x Strategy Fund	19,668,110	7,969	(871,316)	(863,347)
NASDAQ-100® 2x Strategy Fund	430,615,855	153,998,388	(112,658)	153,885,730
Russell 2000® 2x Strategy Fund	25,953,995	1,509,746	(3,861)	1,505,885
S&P 500® 2x Strategy Fund	126,563,561	–	(5,261,828)	(5,261,828)

Note 7 – COVID-19 and Recent Developments

The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Funds’ investments and a shareholder’s investment in the Funds are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.